Cover	Dec. 02, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 02, 2024
Entity File Number	001-35808
Entity Registrant Name	READY CAPITAL CORPORATION
Entity Central Index Key	0001527590
Entity Tax Identification Number	90-0729143
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1251 Avenue of the Americas
Entity Address, Address Line Two	50th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10020
City Area Code	212
Local Phone Number	257-4600
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock 0. 0001 Par Value Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	RC
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	6.25% Series C Cumulative Convertible Preferred Stock, $0.0001 par value per share
Trading Symbol	RC PRC
Security Exchange Name	NYSE
Series E Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	6.50% Series E Cumulative Redeemable Preferred Stock, $0.0001 par value per share
Trading Symbol	RC PRE
Security Exchange Name	NYSE
Sec 6. 20 Senior Notes Due 2026 [Member]
Document Information [Line Items]
Title of 12(b) Security	6.20% Senior Notes due 2026
Trading Symbol	RCB
Security Exchange Name	NYSE
Sec 5. 75 Senior Notes Due 2026 [Member]
Document Information [Line Items]
Title of 12(b) Security	5.75% Senior Notes due 2026
Trading Symbol	RCC
Security Exchange Name	NYSE